BARCLAYS GLOBAL INVESTORS FUNDS

Supplement dated December 27, 2007

to the Prospectus for the Bond Index Fund and S&P 500 Stock Fund dated May 1, 2007 of

Barclays Global Investors Funds

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the S&P 500 Stock Fund.

Effective January 1, 2008, the following information replaces similar information under the heading “Portfolio Managers” on page 13:

S&P 500 Stock Fund

As of January 1, 2008, Patrick O’Connor and S. Jane Leung are no longer portfolio managers for the S&P 500 Index Master Portfolio. Diane Hsiung and Greg Savage (the “S&P 500 Stock Portfolio Managers”) are primarily responsible for the day-to-day management of the S&P 500 Index Master Portfolio. Each S&P 500 Stock Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her team to focus on certain asset classes, implementing investment strategies, researching and reviewing investment strategies, and overseeing members of his or her portfolio management team with more limited responsibilities, but each S&P 500 Stock Portfolio Manager has appropriate limitations on his or her authority for risk management and compliance purposes.

Diane Hsiung is an employee of BGFA and BGI and, together with the other S&P 500 Stock Portfolio Manager, will be primarily responsible for the day-to-day management of the S&P 500 Index Master Portfolio. Ms. Hsiung has been a senior portfolio manager for BGFA and BGI since 2007 and a portfolio manager for BGFA and BGI from 2002 to 2006.

Greg Savage, CFA is an employee of BGFA and BGI and, together with the other S&P 500 Stock Portfolio Manager, will be primarily responsible for the day-to-day management of the S&P 500 Index Master Portfolio. Mr. Savage has been a senior portfolio manager for BGFA and BGI since 2006 and a portfolio manager for BGFA and BGI from 2001 to 2006.

The Funds’ SAI provides additional information about the Bond Index Portfolio Managers’ and the S&P 500 Stock Portfolio Managers’ compensation, other accounts they manage and their ownership of shares of the Funds that invest in the Master Portfolios for which they are portfolio managers.

BGF-A-2SP0507

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

BARCLAYS GLOBAL INVESTORS FUNDS

Supplement dated December 27, 2007

to the Statement of Additional Information for the Bond Index Fund and S&P 500 Stock Fund dated

May 1, 2007 of Barclays Global Investors Funds

The information in this Supplement updates information in, and should be read in conjunction with, the Statement of Additional Information for the S&P 500 Stock Fund.

Effective January 1, 2008, the following information replaces the second paragraph and the second table under the heading “Portfolio Managers” on page 24:

As of October 31, 2007, the individuals named as S&P 500 Stock Portfolio Managers in the Prospectus were also primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts in addition to the S&P 500 Index Master Portfolio, as indicated in the table below:

Diane Hsiung

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts	124	1	5
Net Assets as of 10/31/07	$311,024,000,000	$235,000,000	$1,365,000,000

Greg Savage

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts	124	1	6
Net Assets as of 10/31/07	$311,024,000,000	$235,000,000	$1,365,000,000

Effective January 1, 2008, the following information replaces the sixth paragraph and the fourth table under the heading “Portfolio Managers” on page 25:

The below table reflects, for each Portfolio Manager, the number of portfolios or accounts of the types enumerated in the above table and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees for those portfolios or accounts are based on the performance of those portfolios or accounts, as of October 31, 2007:

Diane Hsiung

	Number of Other Accounts with Performance Fees Managed	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A

Greg Savage

	Number of Other Accounts with Performance Fees Managed	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A

Effective January 1, 2008, the following information replaces the eleventh paragraph and the sixth table under the heading “Portfolio Managers” on page 26:

As of October 31, 2007, the S&P 500 Stock Portfolio Managers beneficially owned shares in the S&P 500 Stock Fund that invests in the Master Portfolio for which they are primarily responsible for the day-to-day management in the amounts reflected in the following table:

S&P 500 Stock Fund

Dollar Range
	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1million	over $1million
Diane Hsiung	X
Greg Savage	X

BGF-A-2BSP0507

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE